Related Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
Savings and Investment Plan
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-in-Interest Transactions	Related Party and Party-in-Interest TransactionsAs of December 31, 2025 and 2024, the Plan held shares of common stock of Colgate-Palmolive Company, the Plan Sponsor’s parent company. Certain investments within the Employee Benefit Temporary Investment FD Fund are shares of funds managed by the Bank of New York Mellon, the custodian of the Plan. The Dreyfus Government Cash Management Fund is managed by the Bank of New York Mellon’s affiliate, Dreyfus. As of December 31, 2025, the Plan had $97,887 and $11,221 invested in the Employee Benefit Temporary Investment FD Fund and Dreyfus Government Cash Management Fund, respectively. As of December 31, 2024, the Plan had $102,401 and $2,324 invested in the Employee Benefit Temporary Investment FD Fund and Dreyfus Treasury Prime Fund, respectively. These transactions qualify as party-in-interest transactions that are allowable under ERISA.